UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04529)

Exact name of registrant as specified in charter: Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2010

Date of reporting period: August 31, 2009

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund
The fund's portfolio
8/31/09 (Unaudited)

Key to holding's abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
NATL -- National Public Finance Guarantee Corp.
Q-SBLF -- Qualified School Board Loan Fund
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.2%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.9%)
Territory of Guam Rev. Bonds (Section 30), Ser. A,
Guam Govt., 5 3/4s, 12/1/34	BBB-	$750,000	$736,215
			736,215

Michigan (86.9%)
Advanced Tech. Academy Pub. School Rev. Bonds, 6s,
11/1/28	BBB-	250,000	195,473
Battle Creek, MI School Dist. G.O. Bonds (School Bldg.
& Site), FSA, Q-SBLF, 4 3/4s, 5/1/23	AAA	1,000,000	1,041,650
Charles Stewart Mott G.O. Bonds (Cmnty. College Fac.),
NATL, 5s, 5/1/19	AA-	1,425,000	1,519,520
Clarkston, Cmnty. Schools G.O. Bonds, NTAL, Q-SBLF,
5s, 5/1/17	Aa3	1,500,000	1,656,975
Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	250,000	222,023
Detroit, Downtown Dev. Auth. Tax Increment Rev. Bonds
(Dev. Area No. 1), Ser. A, NATL, 4 3/4s, 7/1/25	AA-	1,500,000	1,240,995
Detroit, Swr. Disp. Rev. Bonds, Ser. B, FSA, 7 1/2s,
7/1/33	AAA	1,000,000	1,207,740
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, FSA,
6 1/4s, 7/1/36	AAA	1,300,000	1,393,548
Detroit/Wayne Cnty., Stad. Auth. Rev. Bonds, FGIC,
NATL, 5 1/4s, 2/1/27	AA-	3,065,000	2,993,095
Ecorse, Pub. School Dist. G.O. Bonds, FSA, Q-SBLF, 5s,
5/1/12	AAA	650,000	713,414
Fenton, Area Pub. Schools G.O. Bonds (School Bldg. &
Site), NATL, Q-SBLF, 5s, 5/1/23	Aa3	1,950,000	2,047,812
Flat Rock, Cmnty. School Dist. G.O. Bonds (School
Bldg. & Site), FSA, Q-SBLF, 5s, 5/1/22	AAA	1,425,000	1,554,518
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba1	360,000	288,828
Gibraltar, School Dist. G.O. Bonds (School Bldg. &
Site), NATL, FGIC, Q-SBLF, 5s, 5/1/21	Aa3	2,000,000	2,066,980
Grand Rapids, Rev. Bonds (San. Swr. Sys.), NATL, 5s,
1/1/20	AA+	500,000	534,310
Grand Valley, Rev. Bonds (MI State U.), 5 3/4s, 12/1/34	A+	500,000	509,130
Harper Creek, Cmnty. School Dist. G.O. Bonds, Q-SBLF,
5 1/8s, 5/1/31 (Prerefunded)	AA-	1,030,000	1,104,593
Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds
FGIC, 5.244s, 6/1/11 (Prerefunded)	Aaa	1,400,000	1,405,068
(Bronson Hosp.), Ser. A, FSA, 5s, 5/15/26	AAA	2,000,000	1,962,120
Marysville, Pub. School Dist. G.O. Bonds (School Bldg.
& Site), FSA, Q-SBLF, 5s, 5/1/21	AAA	1,640,000	1,789,010
MI Higher Ed. Fac. Auth. Rev. Bonds
(Ltd. Oblig.- Hope College), Ser. A, 5.55s, 4/1/24	BBB+	1,000,000	986,200
(Alma College), 5 1/4s, 6/1/33	A3	1,000,000	966,990
(Kalamazoo College), 5s, 12/1/33	A1	1,000,000	926,500
(Kalamazoo College), 5s, 12/1/20	A1	250,000	253,265
MI Higher Ed. Fac. Auth. VRDN (U. of Detroit), 0.18s,
11/1/36	VMIG1	1,340,000	1,340,000
MI Muni. Board Auth. Rev. Bonds
(Clean Wtr. Revolving Fund), 5s, 10/1/26	Aaa	1,000,000	1,034,820
(Clean Wtr. Revolving Fund), 5s, 10/1/25	Aaa	1,000,000	1,048,510
(State Clean Wtr. Revolving Fund), 5s, 10/1/22	Aaa	1,000,000	1,069,990
(Downtown), Ser. A, 5s, 5/1/22	AA	500,000	506,855
MI State Bldg. Auth. Rev. Bonds
Ser. I, 6s, 10/15/38	A1	2,000,000	2,095,640
Ser. I, 5s, 10/15/24	A1	130,000	129,176
(Fac. Program), Ser. I, 4 3/4s, 10/15/25	A1	1,055,000	994,264
FGIC, NATL, zero %, 10/15/22	AA-	5,000,000	2,327,600
FGIC, NATL, zero %, 10/15/17	AA-	1,000,000	664,910
MI State Comprehensive Trans. Rev. Bonds, Ser. B, FSA,
5 1/4s, 5/15/11	AAA	1,475,000	1,575,713
MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,025,320
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A+	1,000,000	1,021,380
(Sparrow Hosp.), 5 1/2s, 11/15/21 (Prerefunded)	A1	655,000	722,943
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	1,500,000	1,192,950
(Sparrow Hosp.), 5s, 11/15/23	A1	835,000	758,222
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 5 1/2s,
12/1/28	AA+	940,000	949,532

MI State Strategic Fund Mandatory Put Bonds (Dow
Chemical), Ser. A-1, 6 3/4s, 6/2/14	Baa3	200,000	209,280
MI State Strategic Fund Rev. Bonds (MI House
of Representatives Fac.), Ser. A, AGO, 5 1/4s, 10/15/21	AAA	2,500,000	2,730,671
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	550,000	449,730
MI State Strategic Fund, Ltd. Mandatory Put Bonds
(Dow Chemical), 5 1/2s, 6/1/13	Baa3	635,000	632,397
(Detroit Edison Co.), AMBAC, 4.85s, 9/1/11	Baa1	1,000,000	1,003,010
MI State Strategic Fund, Ltd. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	A	1,500,000	1,800,885
(Worthington Armstrong Venture), U.S. Govt. Coll.,
5 3/4s, 10/1/22 (Prerefunded)	AAA/P	3,000,000	3,418,650
MI State Strategic Fund, Ltd. VRDN (Detroit Symphony)
Ser. B, 0.18s, 6/1/31	A-1	1,550,000	1,550,000
Ser. A, 0.2s, 6/1/31	A-1	300,000	300,000
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A
6s, 6/1/48	BBB	1,000,000	759,020
6s, 6/1/34	BBB	3,000,000	2,540,940
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	500,000	391,965
Northern Michigan U. Rev. Bonds, Ser. A, FSA, 5s,
12/1/26	AAA	1,000,000	1,062,490
Pontiac, Tax Increment Fin. Auth. Rev. Bonds, 6 3/8s,
6/1/31 (Prerefunded)	B/F	750,000	858,195
Romulus, Township Cmnty. Schools G.O. Bonds, Q-SBLF,
5s, 5/1/11	Aa3	1,015,000	1,076,499
Roseville, School Dist. G.O. Bonds (School Bldg. &
Site), FSA, Q-SBLF, 5s, 5/1/21	AAA	1,500,000	1,594,995
Royal Oak, Hosp. Fin. Auth. Rev. Bonds (William
Beaumont Hosp.), Ser. M, NATL, 5 1/4s, 11/15/35	AA-	1,000,000	822,230
U. of MI Rev. Bonds (Hosp.), 5 1/4s, 12/1/11	AA+	975,000	1,033,354
Van Buren Twp., Local Dev. Fin. Auth. G.O. Bonds,
FGIC, NATL, zero %, 4/1/26	AA-	690,000	232,295
Wayland, Unified School Dist. Rev. Bonds, NATL, FGIC,
Q-SBLF, 8s, 5/1/10	AA-	925,000	966,653
Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro.
Arpt.), FGIC, NATL, 5s, 12/1/25	AA-	1,000,000	846,630
Wayne St. U. Rev. Bonds, FSA, 5s, 11/15/25	AAA	2,000,000	2,086,780
Western MI U. Rev. Bonds, AMBAC, 5s, 7/15/10	A+	1,120,000	1,156,075
Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC,
Q-SBLF, 5s, 5/1/28 (Prerefunded)	AA-	125,000	140,384
			74,700,710

Puerto Rico (11.0%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	615,000	616,095
Cmnwlth. of PR, G.O. Bonds
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30	Baa3	210,000	189,531
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30 (Prerefunded)	AAA	340,000	403,502
Ser. A, 5 1/4s, 7/1/26	Baa3	500,000	467,300
(Pub. Impt.), Ser. B, 5 1/4s, 7/1/16	Baa3	500,000	508,275
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa3	1,350,000	1,347,908
6s, 7/1/38	Baa3	1,500,000	1,504,950
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,400,000	1,408,512
Cmnwlth. of PR, Infrastructure Fin. Auth. Special
Oblig. Bonds, Ser. A, U.S. Govt. Coll., 5 3/8s,
10/1/24 (Prerefunded)	Aaa	500,000	531,700
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	BBB+	1,000,000	1,010,510
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. M-3, NATL, Cmnwlth. of PR Gtd., 6s, 7/1/28	AA	500,000	502,330
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, zero %, 8/1/31	A+	4,250,000	958,758
			9,449,371

Virgin Islands (0.4%)
VI Pub. Fin. Auth. Rev. Bonds (Hovensa Refinery Fac.),
4.7s, 7/1/22	BBB	450,000	378,464
			378,464

TOTAL INVESTMENTS

Total investments (cost $85,078,520) (b)			$85,264,760

NOTES

(a) Percentages indicated are based on net assets of $85,979,917.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at August 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at August 31, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $85,078,520, resulting in gross unrealized appreciation and depreciation of $2,621,651 and $2,435,411, respectively, or net unrealized appreciation of $186,240.

The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at August 31, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2009 (as a percentage of net assets):

State government	28.4%
Utilities	15.5
Education	12.8
Prerefunded	10.0

The fund had the following insurance concentrations greater than 10% at August 31, 2009 (as a percentage of net assets):

NATL	19.5%
FSA	18.6
Q-SBLF	18.3
FGIC	15.9

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$85,264,760	$--

Totals by level	$--	$85,264,760	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2009